U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2
          READ  INSTRUCTIONS  AT END OF FORM  BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

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        1.        Name and address of issuer: Templeton Global Smaller
                                                  Companies Fund, Inc.
                                              700 Central Avenue
                                              St. Petersburg, Florida  33701
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        2.        Name of each series or class of funds for which this notice is filed:

                  Templeton Global Smaller Companies Fund, Inc. - Class I Templeton Global Smaller Companies Fund, Inc. - Class II

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        3.        Investment Company Act File Number:  811-3143

                  Securities Act File Number:   2-70889

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        4.       Last day of fiscal year for which this notice is filed:8/31/96

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        5.        Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: N/A
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        6.       Date of termination of issuer's declaration under rule 24f-2
                 (a)(1), if applicable (see instruction A.6):     N/A

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        7.       Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                   10,005,913 shs
                                   $82,253,552
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        8.        Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                 8,225,114 shs
                                                $73,121,263

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        9.        Number and aggregate sale price of securities sold during the fiscal year:

                                               42,436,218 shs
                                             $342,140,659
                 (Includes shares issued in connection with dividend
                  reinvestment plans)

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        10.       Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                               25,245,538 shs
                                             $208,295,563
                 Note:  $133,845,096 of securities listed in Item 7 and 8 of this Form 24f-2 have been applied pursuant to Rule
                        24e-2.  $21,529,719 of securities registered other
                        than pursuant to Rule 24f-2 remain unsold.
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        11.      Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                        Included in response to Item 9 above

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        12.       Calculation of registration fee:

                 (i) Aggregate sale price of securities
                     sold during the fiscal year in
                     reliance on rule 24f-2 (from Item 10):    $208,295,563
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                (ii)  Aggregate price of shares issued
                      in connection with dividend
                      reinvestment plans (from Item 11,
                      if applicable):                          +          0

               (iii)  Aggregate price of shares redeemed
                      or repurchased during the fiscal
                      year (if applicable):                    -208,295,563

                (iv)  Aggregate price of shares redeemed
                      or repurchased and previously
                      applied as a reduction to filing
                      fees pursuant to rule 24e-2 (if
                      applicable):                             +           0

                 (v)  Net aggregate price of securities
                      sold and issued during the fiscal
                      year in reliance on rule 24f-2
                      (line (i), plus line (ii), less line
                      (iii), plus line (iv)) (if applicable):               0

                (vi)  Multiplier  prescribed  by Section
                      6(b) of the  Securities Act of 1933
                      or other applicable law or regulation
                      (see instruction C.6):                    x        1/3300

               (vii)  Fee due (line (i) or line (v)
                      multiplied by line (vi)):                       $    -0-
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             INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV),
                          AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR.

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        13.      Check box if fees are being remitted to the Commission's
                 lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                [   ]

                Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES

                 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                 By (Signature and Title)     /s/JAMES R. BAIO
                                               James R. Baio
                                                 Treasurer

                 Date:  October 30, 1996

  PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.

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